Financial Instruments And Financial Risk Management - Summary of Aging Accounts Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Aging Trade Receivable [Line Items]
Total accounts receivable, gross	$ 59,119	$ 45,599
Allowance for doubtful accounts	2,627	2,220
Total accounts receivable, net	56,492	43,379
0 to 60 days
Disclosure Of Aging Trade Receivable [Line Items]
Total accounts receivable, gross	49,303	37,750
61 to 120 days
Disclosure Of Aging Trade Receivable [Line Items]
Total accounts receivable, gross	6,118	4,309
120 days +
Disclosure Of Aging Trade Receivable [Line Items]
Total accounts receivable, gross	$ 3,698	$ 3,540